CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares					6 Months Ended
	Jun. 18, 2026	Mar. 18, 2026	Jun. 24, 2025	Mar. 21, 2025	Jun. 30, 2026	Jun. 30, 2025
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Preferred Stock, Dividends per share					$ 1.109375	$ 1.109375
Dividend paid on common stock per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.02	$ 0.02